Business Combination - Additional information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 08, 2021 shares	Dec. 31, 2020 $ / shares
Business Acquisition [Line Items]
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001
Exchange ratio	3.182
Number of shares issued	19,500,000
Aggregate purchase price | $	$ 195,000
Private Placement Warrants
Business Acquisition [Line Items]
Number of warrants outstanding		7,666,667
DCRC
Business Acquisition [Line Items]
Fair value of acquired common stock warrants | $	$ 101,253
DCRC | Private Placement Warrants
Business Acquisition [Line Items]
Number of warrants outstanding	7,666,667
DCRC | Sponsor
Business Acquisition [Line Items]
Number of warrants to purchase common stock	1,000,000
Warrants price per share | $ / shares	$ 1.50
DCRC | Sponsor | Working Capital Loans
Business Acquisition [Line Items]
Outstanding balance | $	$ 1,500
Subscription agreement ("PIPE Shares")
Business Acquisition [Line Items]
Number of shares issued	19,500,000
Price per share | $ / shares	$ 10.00
Aggregate purchase price | $	$ 195,000
Class B Common Stock
Business Acquisition [Line Items]
Conversion of stock	1
Class B Common Stock | DCRC
Business Acquisition [Line Items]
Number of shares issued	39,829
DCRC
Business Acquisition [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Legacy Solid Power
Business Acquisition [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Number of common stock shares issued	104,518,159
Options exercisable	34,407,949